RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 – RELATED PARTY TRANSACTIONS

On December 18, 2015, The Company entered into a no-interest bearing $129 promissory note with R.S. Palas Management Ltd., an entity owned and controlled by Shlomo Palas. The loan under the promissory note was used to finance a portion of the acquisition of the four SPVs in Italy pursuant to the Italy Projects Agreement. The Company paid back the loan under the promissory note with proceeds from the debentures offering that was completed in December, 2015.

In July 2015, in order to finance a portion of the funds necessary to complete the acquisitions of the SPVs by Bluesphere Pavia, we conducted a private placement of up to $250 of our Common Stock at $0.0176 per share to certain accredited investors. On December 2, 2015, we closed on the July Offering, resulting in gross proceeds to the Company of $225 and agreed to issue 21,588,871 shares of our Common Stock at $0.0104 per share, pursuant to certain subscription agreements. All investors in the July Offering were accredited investors and independent of the Company, but were part of a group led by a former member of our Board, Itai Haboucha. Mr. Haboucha did not receive any shares of Common Stock, was not paid any commissions and received no other compensation in connection with the July Offering. On June 2, 2016 the Company issued 13,930,742 shares of Common Stock in consideration of $146. On December 14, 2016 the Company issued 7,658,129 shares of Common Stock in consideration of $84.